PREPAID EXPENSES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
PREPAID EXPENSES
Schedule of prepaid expenses
	September 30,	December 31,
	2021	2020
Consulting service	$-	$111,860
Rent	20,667	-
Insurance	4,232	3,370
Prepaid expenses	$24,899	$115,230

	December 31, 2020	December 31, 2019
Insurance	$3,370	$-
Consulting services	111,860	7,343
Other prepaid expenses	-	1,711

Prepaid expenses	$115,230	$9,054